UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07255

                       OPPENHEIMER INTERNATIONAL BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                       9.9%
--------------------------------------------------------------------------------
Brazil                                                                      9.3
--------------------------------------------------------------------------------
United States                                                               7.9
--------------------------------------------------------------------------------
Turkey                                                                      6.2
--------------------------------------------------------------------------------
United Kingdom                                                              5.5
--------------------------------------------------------------------------------
Germany                                                                     5.3
--------------------------------------------------------------------------------
Russia                                                                      5.2
--------------------------------------------------------------------------------
Peru                                                                        4.3
--------------------------------------------------------------------------------
Colombia                                                                    3.9
--------------------------------------------------------------------------------
Mexico                                                                      3.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Latin America                       27.9%

Europe                              24.1

Asia                                16.9

Middle East/Africa                  11.9

Emerging Europe                     10.8

United States/Canada                 7.9

Supranational                        0.5

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended September 30, 2005, Oppenheimer International Bond Fund produced higher returns than its benchmark, the Citigroup Non-U.S. Dollar World Government Bond Index. We attribute the Fund's strong relative performance to our unhedged positions in the emerging markets, where favorable movements in local currency exchange rates relative to the U.S. dollar helped support returns.

      Early in the reporting period, we shifted the Fund's emphasis from bonds of developed nations to bonds issued by governments in the emerging markets. We tended to focus on nations where we expected fiscal improvements to bolster investor confidence and attract more investment capital. This strategy proved to be especially successful in Brazil, Mexico and Turkey.

      On the other hand, we shifted the Fund's assets away from developed markets where we anticipated wider yield spreads between local bonds and U.S. Treasury securities. For example, the Fund's relative performance benefited from an underweighted position in Germany, which suffered from the weak EURO over the reporting period. We tended to prefer bonds from the more developed markets of Asia, where the regional economy is expected to grow more robustly than in Europe.

      The Fund also received positive contributions to performance from small positions in a number of corporate-backed bonds from international markets that, in our judgment, offered attractive yields and high levels of credit quality. For example, the Fund established a position in a state-owned gas company in Russia.

      Throughout the reporting period, we tended to maintain the Fund's average duration in a range that we consider to be in line with industry averages. This positioning neither contributed to nor detracted from performance, as interest rates in most overseas markets remained in a relatively tight trading range. However, toward the end of the reporting period, we began to detect signs that interest rates may fall in some parts of the emerging markets should central banks ease monetary policy, and we have begun to extend the maturities of the Fund's holdings in those areas.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year end period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

Class Y shares, performance is measured from inception of the Class on September 27, 2004. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the Citigroup Non-U.S. Dollar World Government Bond Index, a subset of the Citigroup World Government Bond Index. The Citigroup Non-U.S. Dollar World Government Bond Index is a market capitalization weighted benchmark that tracks the performance of 13 government bond markets including Australia, Canada, Japan and 10 European countries. Thus, the index does not reflect the performance of the fixed income markets in either the United States or in any emerging market countries. In addition, it is comprised of only government bonds and does not reflect the performance of corporate bonds. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class A)

      Citigroup Non-U.S. Dollar World Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer International     Citigroup Non-U.S. Dollar
      Date               Bond Fund (Class A)       World Government Bond Index
   09/30/1995                  9,525                          10,000
   12/31/1995                  9,962                          10,208
   03/31/1996                 10,330                          10,035
   06/30/1996                 10,808                          10,075
   09/30/1996                 11,318                          10,403
   12/31/1996                 11,883                          10,624
   03/31/1997                 11,970                          10,010
   06/30/1997                 12,303                          10,292
   09/30/1997                 12,600                          10,314
   12/31/1997                 12,175                          10,171
   03/31/1998                 12,345                          10,213
   06/30/1998                 12,223                          10,383
   09/30/1998                 11,025                          11,381
   12/31/1998                 11,644                          11,981
   03/31/1999                 11,620                          11,401
   06/30/1999                 12,018                          10,889
   09/30/1999                 12,192                          11,555
   12/31/1999                 12,926                          11,373
   03/31/2000                 13,459                          11,241
   06/30/2000                 13,304                          11,152
   09/30/2000                 13,281                          10,647
   12/31/2000                 13,810                          11,074
   03/31/2001                 13,454                          10,531
   06/30/2001                 13,513                          10,323
   09/30/2001                 13,466                          11,123
   12/31/2001                 14,107                          10,682
   03/31/2002                 14,410                          10,482
   06/30/2002                 15,569                          11,947
   09/30/2002                 15,725                          12,286
   12/31/2002                 17,042                          13,031
   03/31/2003                 17,552                          13,517
   06/30/2003                 18,919                          14,085
   09/30/2003                 19,919                          14,473
   12/31/2003                 21,454                          15,444
   03/31/2004                 22,552                          15,686
   06/30/2004                 21,367                          15,156
   09/30/2004                 22,223                          15,653
   12/31/2004                 24,791                          17,318
   03/31/2005                 24,093                          16,782
   06/30/2005                 25,143                          16,330
   09/30/2005                 25,673                          16,146

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 10.04%      5-Year 12.99%     10-Year 9.89%


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class B)

      Citigroup Non-U.S. Dollar World Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer International     Citigroup Non-U.S. Dollar
      Date               Bond Fund (Class B)       World Government Bond Index
   09/30/1995                   10,000                      10,000
   12/31/1995                   10,417                      10,208
   03/31/1996                   10,782                      10,035
   06/30/1996                   11,282                      10,075
   09/30/1996                   11,771                      10,403
   12/31/1996                   12,337                      10,624
   03/31/1997                   12,404                      10,010
   06/30/1997                   12,726                      10,292
   09/30/1997                   13,009                      10,314
   12/31/1997                   12,548                      10,171
   03/31/1998                   12,700                      10,213
   06/30/1998                   12,551                      10,383
   09/30/1998                   11,297                      11,381
   12/31/1998                   11,910                      11,981
   03/31/1999                   11,864                      11,401
   06/30/1999                   12,248                      10,889
   09/30/1999                   12,403                      11,555
   12/31/1999                   13,128                      11,373
   03/31/2000                   13,647                      11,241
   06/30/2000                   13,433                      11,152
   09/30/2000                   13,388                      10,647
   12/31/2000                   13,929                      11,074
   03/31/2001                   13,542                      10,531
   06/30/2001                   13,576                      10,323
   09/30/2001                   13,510                      11,123
   12/31/2001                   14,153                      10,682
   03/31/2002                   14,457                      10,482
   06/30/2002                   15,620                      11,947
   09/30/2002                   15,777                      12,286
   12/31/2002                   17,098                      13,031
   03/31/2003                   17,610                      13,517
   06/30/2003                   18,981                      14,085
   09/30/2003                   19,985                      14,473
   12/31/2003                   21,524                      15,444
   03/31/2004                   22,626                      15,686
   06/30/2004                   21,438                      15,156
   09/30/2004                   22,296                      15,653
   12/31/2004                   24,873                      17,318
   03/31/2005                   24,172                      16,782
   06/30/2005                   25,226                      16,330
   09/30/2005                   25,758                      16,146

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 9.58%     5-Year 12.97%     10-Year 9.92%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class C)

      Citigroup Non-U.S. Dollar World Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer International      Citigroup Non-U.S. Dollar
      Date               Bond Fund (Class C)        World Government Bond Index
   09/30/1995                   10,000                       10,000
   12/31/1995                   10,435                       10,208
   03/31/1996                   10,800                       10,035
   06/30/1996                   11,280                       10,075
   09/30/1996                   11,792                       10,403
   12/31/1996                   12,358                       10,624
   03/31/1997                   12,403                       10,010
   06/30/1997                   12,749                       10,292
   09/30/1997                   13,032                       10,314
   12/31/1997                   12,570                       10,171
   03/31/1998                   12,722                       10,213
   06/30/1998                   12,574                       10,383
   09/30/1998                   11,318                       11,381
   12/31/1998                   11,932                       11,981
   03/31/1999                   11,886                       11,401
   06/30/1999                   12,271                       10,889
   09/30/1999                   12,426                       11,555
   12/31/1999                   13,152                       11,373
   03/31/2000                   13,672                       11,241
   06/30/2000                   13,460                       11,152
   09/30/2000                   13,414                       10,647
   12/31/2000                   13,956                       11,074
   03/31/2001                   13,568                       10,531
   06/30/2001                   13,602                       10,323
   09/30/2001                   13,528                       11,123
   12/31/2001                   14,111                       10,682
   03/31/2002                   14,423                       10,482
   06/30/2002                   15,556                       11,947
   09/30/2002                   15,680                       12,286
   12/31/2002                   16,923                       13,031
   03/31/2003                   17,397                       13,517
   06/30/2003                   18,721                       14,085
   09/30/2003                   19,675                       14,473
   12/31/2003                   21,153                       15,444
   03/31/2004                   22,236                       15,686
   06/30/2004                   20,989                       15,156
   09/30/2004                   21,790                       15,653
   12/31/2004                   24,270                       17,318
   03/31/2005                   23,539                       16,782
   06/30/2005                   24,522                       16,330
   09/30/2005                   24,992                       16,146

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 13.70%     5-Year 13.25%     10-Year 9.59%


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class N)

      Citigroup Non-U.S. Dollar World Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer International      Citigroup Non-U.S. Dollar
      Date               Bond Fund (Class N)        World Government Bond Index
   03/01/2001                   10,000                        10,000
   03/31/2001                    9,706                         9,598
   06/30/2001                    9,747                         9,409
   09/30/2001                    9,712                        10,139
   12/31/2001                   10,144                         9,736
   03/31/2002                   10,380                         9,554
   06/30/2002                   11,208                        10,889
   09/30/2002                   11,287                        11,198
   12/31/2002                   12,225                        11,877
   03/31/2003                   12,583                        12,320
   06/30/2003                   13,552                        12,838
   09/30/2003                   14,257                        13,192
   12/31/2003                   15,315                        14,077
   03/31/2004                   16,115                        14,298
   06/30/2004                   15,227                        13,814
   09/30/2004                   15,824                        14,268
   12/31/2004                   17,669                        15,785
   03/31/2005                   17,122                        15,296
   06/30/2005                   17,852                        14,884
   09/30/2005                   18,240                        14,716

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 14.27%     5-Year N/A     Since Inception (3/1/01) 14.02%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class Y)

      Citigroup Non-U.S. Dollar World Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer International      Citigroup Non-U.S. Dollar
      Date               Bond Fund (Class Y)        World Government Bond Index
   09/27/2004                   10,000                        10,000
   09/30/2004                   10,092                        10,000
   12/31/2004                   11,270                        11,064
   03/31/2005                   10,942                        10,721
   06/30/2005                   11,449                        10,432
   09/30/2005                   11,702                        10,315

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/05

1-Year 15.96%       5-Year N/A     Since Inception (9/27/04) 16.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. This Class has a limited operating history.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------
                         BEGINNING       ENDING          EXPENSES
                         ACCOUNT         ACCOUNT         PAID DURING
                         VALUE           VALUE           6 MONTHS ENDED
                         (4/1/05)        (9/30/05)       SEPTEMBER 30, 2005
----------------------------------------------------------------------------
Class A Actual           $ 1,000.00      $ 1,065.60      $ 5.29
----------------------------------------------------------------------------
Class A Hypothetical       1,000.00        1,019.95        5.18
----------------------------------------------------------------------------
Class B Actual             1,000.00        1,061.20        9.76
----------------------------------------------------------------------------
Class B Hypothetical       1,000.00        1,015.64        9.54
----------------------------------------------------------------------------
Class C Actual             1,000.00        1,061.80        9.14
----------------------------------------------------------------------------
Class C Hypothetical       1,000.00        1,016.24        8.93
----------------------------------------------------------------------------
Class N Actual             1,000.00        1,065.30        7.53
----------------------------------------------------------------------------
Class N Hypothetical       1,000.00        1,017.80        7.36
----------------------------------------------------------------------------
Class Y Actual             1,000.00        1,069.50        3.33
----------------------------------------------------------------------------
Class Y Hypothetical       1,000.00        1,021.86        3.25

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.02%
---------------------------
Class B           1.88
---------------------------
Class C           1.76
---------------------------
Class N           1.45
---------------------------
Class Y           0.64

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL              VALUE
                                                                                              AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.2%
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                               16,635,000   $     20,747,517
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 3.32%, 10/6/05 1                                                     83,355,000         83,316,854
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 3.75%, 3/31/07 2                                                      10,000,000          9,939,070
                                                                                                       ----------------
Total U.S. Government Obligations (Cost $113,435,333)                                                       114,003,441

-----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--55.1%
-----------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.8%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 3 [EUR]                                                                    3,500,000          1,672,075
1.33%, 12/31/38 3                                                                         10,530,000          4,185,675
3.663%, 9/30/14 3,4 [ARP]                                                                 21,270,000          7,550,073
4.005%, 8/3/12 3                                                                          26,446,875         24,078,319
-----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%, 12/31/33 4 [ARP]                      33,513,245         11,837,598
-----------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 4,5 [ARP]                                                        960,558            420,684
-----------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 4 [ARP]                                       24,766,558         12,805,811
                                                                                                       ----------------
                                                                                                             62,550,235

-----------------------------------------------------------------------------------------------------------------------
AUSTRALIA--2.0%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                      90,250,000         69,994,164
-----------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.9%
Austria (Republic of) Nts.:
3.80%, 10/20/13 6 [EUR]                                                                    6,845,000          8,673,994
5.50%, 10/20/07 6 [EUR]                                                                    2,440,000          3,111,100
Series 98-1, 5%, 1/15/08 [EUR]                                                             9,795,000         12,436,430
-----------------------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 5%, 7/15/12 [EUR]                  6,525,000          8,834,217
                                                                                                       ----------------
                                                                                                             33,055,741

-----------------------------------------------------------------------------------------------------------------------
BELGIUM--0.2%
Belgium (Kingdom of) Bonds, Series 26, 6.25%, 3/28/07 [EUR]                                6,850,000          8,695,437
-----------------------------------------------------------------------------------------------------------------------
BRAZIL--1.9%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                                1,471,000          1,561,467
8.75%, 2/4/25                                                                             25,990,000         27,523,410
8.875%, 10/14/19                                                                           3,830,000          4,168,955
12.50%, 1/5/16 [BRR]                                                                      65,816,000         28,360,316
Series 15 yr., 4.313%, 4/15/09 3                                                              14,119             14,119
-----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 4 [JPY]                        500,000,000          4,602,713
                                                                                                       ----------------
                                                                                                             66,230,980


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL              VALUE
                                                                                              AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                      $      1,505,000   $      1,864,319
8.25%, 1/15/15 6                                                                           1,505,000          1,864,319
                                                                                                       ----------------
                                                                                                              3,728,638

-----------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.7%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                                     48,545,000,000         26,111,105
-----------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                            6,655,000          7,490,203
11.75%, 3/1/10 [COP]                                                                  35,992,780,000         18,342,179
-----------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                       7,025,000          7,569,438
                                                                                                       ----------------
                                                                                                             59,512,925

-----------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds:
Series REG S, 9.04%, 1/23/18                                                               1,588,704          1,764,256
Series REG S, 9.50%, 9/27/11                                                               1,571,250          1,736,231
                                                                                                       ----------------
                                                                                                              3,500,487

-----------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.0%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 6                                         1,185,000          1,321,275
-----------------------------------------------------------------------------------------------------------------------
FINLAND--1.4%
Finland (Republic of) Bonds, 5.375%, 7/4/13 [EUR]                                         20,985,000         29,341,749
-----------------------------------------------------------------------------------------------------------------------
Finland (Republic of) Sr. Unsec. Unsub. Bonds:
2.75%, 7/4/06 [EUR]                                                                        3,470,000          4,187,021
5%, 7/4/07 [EUR]                                                                          12,415,000         15,585,559
                                                                                                       ----------------
                                                                                                             49,114,329

-----------------------------------------------------------------------------------------------------------------------
FRANCE--3.1%
France (Government of) Obligations Assimilables du Tresor Bonds,
5.50%, 10/25/10 [EUR]                                                                     80,255,000        108,984,949
-----------------------------------------------------------------------------------------------------------------------
GERMANY--4.8%
Germany (Republic of) Bonds:
5.25%, 1/4/11 [EUR]                                                                       23,640,000         31,836,365
5.375%, 1/4/10 [EUR]                                                                      38,715,000         51,561,838
Series 02, 5%, 7/4/12 [EUR]                                                                4,200,000          5,691,869
Series 03, 3.75% 7/4/13 7 [EUR]                                                           64,085,000         81,010,279
                                                                                                       ----------------
                                                                                                            170,100,351

-----------------------------------------------------------------------------------------------------------------------
GREECE--0.8%
Greece (Republic of) Bonds, 3.70%, 7/20/15 [EUR]                                          17,360,000         21,440,189
-----------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                                6,980,000          8,672,674
                                                                                                       ----------------
                                                                                                             30,112,863


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                           PRINCIPAL              VALUE
                                                                                              AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                                                     $        525,000   $        643,781
10.25%, 11/8/11 6                                                                            160,000            196,200
                                                                                                       ----------------
                                                                                                                839,981

-----------------------------------------------------------------------------------------------------------------------
HUNGARY--0.3%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]                      1,918,660,000          9,240,000
-----------------------------------------------------------------------------------------------------------------------
INDONESIA--0.0%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 6                                                                             120,000            118,500
7.25%, 4/20/15 6                                                                             200,000            200,500
                                                                                                       ----------------
                                                                                                                319,000

-----------------------------------------------------------------------------------------------------------------------
IRELAND--0.9%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                                25,900,000         31,833,140
-----------------------------------------------------------------------------------------------------------------------
ISRAEL--1.1%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                               167,800,000         40,399,669
-----------------------------------------------------------------------------------------------------------------------
ITALY--0.6%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                          14,745,000         18,258,246
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                            2,770,000          3,498,862
                                                                                                       ----------------
                                                                                                             21,757,108

-----------------------------------------------------------------------------------------------------------------------
JAPAN--9.0%
Japan (Government of) Bonds, 10 yr., Series 239, 1.40%, 6/20/12 [JPY]                 35,638,000,000        320,666,655
-----------------------------------------------------------------------------------------------------------------------
MALAYSIA--1.2%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 3,4 [MYR]             107,980,000         30,225,232
-----------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                         41,730,000         11,761,128
                                                                                                       ----------------
                                                                                                             41,986,360

-----------------------------------------------------------------------------------------------------------------------
MEXICO--3.5%
Mexican Williams Sr. Nts., 4.24%, 11/15/08 3,4                                               500,000            516,875
-----------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
Series M10, 10.50%, 7/14/11 3 [MXN]                                                      324,060,000         33,212,128
Series M20, 8%, 12/7/23 3 [MXN]                                                           43,415,000          3,739,764
Series M20, 10%, 12/5/24 3 [MXN]                                                         169,430,000         17,476,050
Series MI10, 8%, 12/19/13 [MXN]                                                          230,788,000         20,763,540
Series MI10, 9.50%, 12/18/14 3 [MXN]                                                     357,164,400         35,162,714
-----------------------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Series BI, 10.32%, 10/13/05 8 [MXN]                130,860,000         12,043,451
-----------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]               205,000,000          1,871,943
                                                                                                       ----------------
                                                                                                            124,786,465


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL              VALUE
                                                                                              AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.9%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                      28,005,000   $     20,057,571
-----------------------------------------------------------------------------------------------------------------------
New Zealand (Government of) Treasury Bills, 6.46%, 3/22/06 8 [NZD]                        19,850,000         13,313,490
                                                                                                       ----------------
                                                                                                             33,371,061

-----------------------------------------------------------------------------------------------------------------------
NIGERIA--0.0%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                             1,375,000          1,378,438
-----------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                     548,683            516,420
                                                                                                       ----------------
                                                                                                              1,894,858

-----------------------------------------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
8.125%, 4/28/34 1                                                                         15,845,000         18,063,300
9.375%, 4/1/29                                                                             1,650,000          2,103,750
                                                                                                       ----------------
                                                                                                             20,167,050

-----------------------------------------------------------------------------------------------------------------------
PERU--4.1%
Peru (Republic of) Bonds:
7.34%, 8/12/16 [PEN]                                                                      17,650,000          5,327,206
7.84%, 8/12/20 [PEN]                                                                     187,560,000         57,844,559
8.375%, 5/3/16 1                                                                           1,380,000          1,621,500
9.91%, 5/5/15 [PEN]                                                                      116,525,000         41,374,566
Series 2, 9%, 1/31/12 [PEN]                                                               18,850,000          6,345,734
Series 7, 8.60%, 8/12/17 [PEN]                                                            40,680,000         13,294,316
Series 8-1, 12.25%, 8/10/11 [PEN]                                                         18,633,000          7,134,382
-----------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                                              5,169,696          3,324,683
-----------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33 1                                  6,720,000          8,148,000
                                                                                                       ----------------
                                                                                                            144,414,946

-----------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.5%
Philippines (Republic of) Bonds:
8%, 1/15/16 1                                                                                550,000            554,813
9.50%, 2/2/30 1                                                                            4,026,000          4,307,820
Series 5-56, 12.375%, 10/28/09 [PHP]                                                     149,350,000          2,776,245
Series 5-57, 11.50%, 1/27/10 [PHP]                                                       507,800,000          9,233,818
-----------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Nts., 8.25%, 1/15/14                                               363,000            377,974
                                                                                                       ----------------
                                                                                                             17,250,670

-----------------------------------------------------------------------------------------------------------------------
POLAND--0.9%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                                         55,940,000         17,478,838
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                       10,000,000          3,402,094
-----------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Nts., Series 0K0807, 4.19%, 8/12/07 8 [PLZ]                          43,990,000         12,480,724
                                                                                                       ----------------
                                                                                                             33,361,656


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                           PRINCIPAL              VALUE
                                                                                              AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
PORTUGAL--1.7%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                                       8,160,000   $      9,991,476
4.875%, 8/17/07 [EUR]                                                                      9,710,000         12,191,153
-----------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                                                      28,945,000         39,458,326
                                                                                                       ----------------
                                                                                                             61,640,955

-----------------------------------------------------------------------------------------------------------------------
RUSSIA--1.6%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 6 [EUR]                                                          2,500,000          3,533,442
Series C, 9.60%, 10/25/14                                                                 23,330,000         30,829,615
-----------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VII, 3%, 5/14/11                                  6,620,000          5,870,120
-----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Debs., Series V, 3%, 5/14/08                                     3,590,000          3,407,790
-----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 1,3,6                                  8,570,750          9,856,363
-----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 3                                              1,485,000          1,707,750
                                                                                                       ----------------
                                                                                                             55,205,080

-----------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--1.5%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                                                        76,130,000         16,319,938
Series R186, 10.50%, 12/21/26 [ZAR]                                                      136,575,000         27,422,863
Series R203, 8.25%, 9/15/17 [ZAR]                                                         30,810,000          4,908,260
Series R204, 8%, 12/21/18 [ZAR]                                                           34,150,000          5,337,974
                                                                                                       ----------------
                                                                                                             53,989,035

-----------------------------------------------------------------------------------------------------------------------
SPAIN--0.8%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 4.25%, 10/31/07 [EUR]                                       8,945,000         11,154,562
Bonos y Obligacion del Estado, 4.80%, 10/31/06 [EUR]                                       5,500,000          6,789,216
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                       8,060,000         11,022,986
                                                                                                       ----------------
                                                                                                             28,966,764

-----------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.8%
Netherlands (Kingdom of the) Bonds:
3.75%, 7/15/09 [EUR]                                                                       7,150,000          8,950,712
4.25%, 7/15/13 [EUR]                                                                       8,635,000         11,263,120
5.50%, 1/15/28 [EUR]                                                                       4,740,000          7,377,321
                                                                                                       ----------------
                                                                                                             27,591,153

-----------------------------------------------------------------------------------------------------------------------
TURKEY--0.6%
Turkey (Republic of) Bonds, 8%, 2/14/34                                                   13,820,000         14,649,200
-----------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%, 3/15/15 1                                                6,680,000          7,064,100
                                                                                                       ----------------
                                                                                                             21,713,300


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL              VALUE
                                                                                              AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.8%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                            96,885,000   $    169,723,053
-----------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.9%
Venezuela (Republic of) Bonds:
7%, 12/1/18                                                                                  195,000            191,831
9.25%, 9/15/27 1                                                                          12,035,000         14,267,493
-----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
7%, 3/16/15 [EUR]                                                                          5,070,000          6,600,658
8.50%, 10/8/14                                                                             8,954,000          9,961,325
                                                                                                       ----------------
                                                                                                             31,021,307
                                                                                                       ----------------
Total Foreign Government Obligations (Cost $1,929,259,339)                                                1,959,041,640

-----------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.2%
-----------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.878%, 3/4/10 3,4 [JPY]                                                                 159,446,686          1,397,546
4.809%, 9/4/06 3,4                                                                           328,572            327,751
4.809%, 3/4/10 3,4                                                                           609,750            605,177
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia (Republic of) Rupiah Loan
Participation Nts., 3.813%, 1/25/06 3                                                      3,155,000          3,173,299
                                                                                                       ----------------
Total Loan Participations (Cost $5,334,889)                                                                   5,503,773

-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--4.9%
-----------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                      2,400,000          2,850,000
8.875% Nts., 11/17/14 6                                                                    4,675,000          5,551,563
-----------------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 4                               1,445,000          1,499,188
-----------------------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 4                                         1,330,000          1,356,600
-----------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank), 8.75% Bonds, 2/10/10                                       2,580,000          2,705,772
-----------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 4 [BRR]                               13,295,000          6,393,547
-----------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                  7,850,000          8,594,730
-----------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                                           30,220,000         21,033,120
11.60% Sr. Unsec. Nts., 1/12/10 8                                                         42,800,000         25,829,800
12.28% Sr. Unsec. Nts., 3/9/09 8                                                          30,220,000         19,763,880
-----------------------------------------------------------------------------------------------------------------------
Iansa Overseas, 7.25% Sr. Unsec. Nts., 7/28/12 6                                           4,000,000          3,990,000
-----------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 3 [BRR]                                                               11,200,000          4,721,758
8.81% Nts., 1/25/12 3 [COP]                                                           15,694,714,310          6,896,027
-----------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The),
15% Nts., 1/7/10 4 [TRY]                                                                   3,000,000          2,439,658
-----------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA, Bank of Moscow, 7.375% Nts., 11/26/10 4                              5,560,000          5,879,700
-----------------------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                                                3,900,000          4,147,845


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                           PRINCIPAL              VALUE
                                                                                              AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 4 [TRY]                            5,000,000   $      3,722,614
-----------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 4,5                            550,000                 --
-----------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub. Nts., 10/13/10 1                  4,570,000          5,358,325
-----------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 6                      13,380,000         13,341,586
-----------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 1,6                                              5,840,000          6,000,600
-----------------------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 6                          2,381,000          2,303,618
-----------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 3                                              8,020,000          8,220,019
-----------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Bonds, 7/2/35 6                                                      9,490,000          9,905,188
                                                                                                       ----------------
Total Corporate Bonds and Notes (Cost $170,103,770)                                                         172,505,138

                                                                                              SHARES
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.0%
-----------------------------------------------------------------------------------------------------------------------
Amada Co., Ltd.                                                                              171,000          1,368,998
-----------------------------------------------------------------------------------------------------------------------
Arcelor                                                                                       60,280          1,409,830
-----------------------------------------------------------------------------------------------------------------------
BAE Systems plc                                                                              225,040          1,363,434
-----------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                18,200          1,383,511
-----------------------------------------------------------------------------------------------------------------------
BPB plc                                                                                      100,570          1,305,551
-----------------------------------------------------------------------------------------------------------------------
Daido Steel Co. Ltd.                                                                         264,000          1,715,379
-----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                            25,867          1,372,547
-----------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                           70,200          1,277,361
-----------------------------------------------------------------------------------------------------------------------
Douglas Holding AG                                                                            34,102          1,297,192
-----------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                       13,907          1,280,303
-----------------------------------------------------------------------------------------------------------------------
Exel plc                                                                                      62,730          1,357,586
-----------------------------------------------------------------------------------------------------------------------
First Choice Holidays plc                                                                    360,890          1,347,863
-----------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                     11,120          1,309,729
-----------------------------------------------------------------------------------------------------------------------
GKN plc                                                                                      252,400          1,312,172
-----------------------------------------------------------------------------------------------------------------------
Hanson plc                                                                                   127,130          1,319,599
-----------------------------------------------------------------------------------------------------------------------
Hochtief AG                                                                                   32,609          1,450,465
-----------------------------------------------------------------------------------------------------------------------
IVG Immobilien AG                                                                             62,845          1,298,366
-----------------------------------------------------------------------------------------------------------------------
Keisei Electric Railway Co. Ltd.                                                             256,000          1,404,933
-----------------------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                              108,690          1,346,739
-----------------------------------------------------------------------------------------------------------------------
Klepierre                                                                                     13,441          1,348,865
-----------------------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                                 213,000          1,483,451
-----------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                         162,041          1,334,718
-----------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                        26,424          1,354,466
-----------------------------------------------------------------------------------------------------------------------
Matsui Securities Co. Ltd.                                                                   125,400          1,540,826
-----------------------------------------------------------------------------------------------------------------------
Nikon Corp.                                                                                  113,000          1,425,440
-----------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                 195,500          1,549,947


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                 VALUE
                                                                                             SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                                          454,000   $      1,703,700
----------------------------------------------------------------------------------------------------------------------
OKI Electric Industry Co.                                                                   412,000          1,411,584
----------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                        51,320          1,400,113
----------------------------------------------------------------------------------------------------------------------
Pilkington plc                                                                              557,670          1,367,224
----------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                              117,850          1,282,515
----------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, B Shares                                                              39,280          1,356,537
----------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                       19,848          1,311,988
----------------------------------------------------------------------------------------------------------------------
Scottish & Newcastle plc                                                                    159,770          1,306,853
----------------------------------------------------------------------------------------------------------------------
Scottish & Southern Energy plc                                                               74,940          1,360,118
----------------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                           146,730          1,479,050
----------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                         102,000          1,392,650
----------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                      12,265          1,399,630
----------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                      45,674          1,320,185
----------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                                   577,000          2,047,333
----------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                              69,567          1,454,799
----------------------------------------------------------------------------------------------------------------------
Tokyo Electron Ltd.                                                                          23,400          1,248,978
----------------------------------------------------------------------------------------------------------------------
Tokyo Steel Manufacturing Co. Ltd.                                                           91,800          1,438,132
----------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                    121,000          1,406,977
----------------------------------------------------------------------------------------------------------------------
Tosoh Corp.                                                                                 329,000          1,407,235
----------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                       56,146          1,195,730
----------------------------------------------------------------------------------------------------------------------
Unibail                                                                                       9,300          1,350,207
----------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                        115,550          1,334,931
----------------------------------------------------------------------------------------------------------------------
Veolia Environnement SA                                                                      32,556          1,373,765
----------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                     15,000          1,291,689
                                                                                                      ----------------
Total Common Stocks (Cost $62,499,483)                                                                      69,601,194

                                                                                              UNITS
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 4,9                                         50                 --
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 4,9                    500             15,000
                                                                                                      ----------------
Total Rights, Warrants and Certificates (Cost $481)                                                             15,000


                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--28.0%
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 17.37%, 7/3/07 [BRR]                    55,270,000   $     18,737,576
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                38,356,000         14,603,726
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                59,878,000         22,798,048
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]               100,000,000         38,074,164
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.41%, 10/4/05 [BRR]            34,700,000         15,559,143
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80%, 1/3/08 [BRR]             24,719,335          7,793,097
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]             28,074,132          7,670,097
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%, 1/5/10 [BRR]             32,035,902          7,673,275
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                       12,570,000,000          6,732,082
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]              6,942,469,928          4,272,320
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 31,110,000,000         19,144,751
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 12,430,000,000          7,649,285
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 11,705,100,000          7,203,190
Colombia (Republic of) Credit Linked Nts., Series V, 13.50%, 9/15/14 [COP]           28,015,000,000         16,260,666
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                   274,400,000          7,996,573
Dominican Republic Credit Linked Nts., 15.64%, 5/2/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                   305,780,000          9,171,430
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                               256,400,000          8,304,718
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                   249,890,000          7,576,053
Dominican Republic Credit Linked Nts., 22.41%, 3/10/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                   319,516,460          9,777,615
Dominican Republic Unsec. Credit Linked Nts., 14.67%, 5/15/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                   165,940,000          4,949,715
Dominican Republic Unsec. Credit Linked Nts., 16.18%, 4/24/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                   102,260,000          3,075,507
Dominican Republic Unsec. Credit Linked Nts., 23.07%, 3/3/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                   493,299,200         15,140,870
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.01%,
10/28/05 (linked to Egyptian Treasury Bills) 8 [EGP]                                     50,120,000          8,646,918
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.21%,
9/19/06 (linked to Egyptian Treasury Bills) 8 [EGP]                                      41,300,000          6,594,520
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%,
2/9/06 (linked to Egyptian Treasury Bills) [EGP]                                         75,466,000         12,701,347
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
1/12/06 (linked to Egyptian Treasury Bills) [EGP]                                        57,210,000          9,692,625
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
12/29/05 (linked to Egyptian Treasury Bills) [EGP]                                       17,390,000          2,956,028
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 9.65%,
11/29/05 (linked to Egyptian Treasury Bills) 8 [EGP]                                     67,600,000         11,645,743
OAO Gazprom Russian Local Market Unsec. Credit Linked Nts.,
15.208%, 11/8/05                                                                          4,406,270          5,032,445
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                          13,799,000          3,224,321
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                                     37,857,000         30,195,632


                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                        321,528,000   $     11,806,414
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                  280,840,000         11,406,737
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]                277,800,000         11,437,353
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                    289,282,000         10,562,470
South African Rand Interest Bearing Linked Nts., Series FBi 43, 3.52%, 5/23/22            2,100,000          2,081,940
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                           30,400,000          7,098,129
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                   4,238,000          4,937,779
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EM 872, 22.88%, 10/20/05 3                                                        19,769,000         20,687,197
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EM 880, 20%, 10/18/07                                                             12,320,000         15,890,459
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EMG 4, 18.70%, 7/6/06 [TRY]                                                       24,930,576         16,621,557
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EMG 19, 16.90%, 7/5/06 8 [TRY]                                                    20,350,000         13,567,624
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series NAS 316, 22.66%, 2/23/06 8                                                         7,266,000          9,430,251
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts.,
Series EMG 11, 11.94%, 12/30/09 [UAH]                                                     9,163,000          2,139,479
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts.,
Series NPC 12, 11.94%, 12/30/09 [UAH]                                                    65,490,000         15,291,331
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 10 [ARP]                        35,580,000         29,155,111
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 8 [BRR]                                   61,128,560         17,246,027
Campania Total Return Linked Nts., 2.88%, 7/30/10 3 [EUR]                                34,900,000         42,141,734
Egypt (The Arab Republic of) Total Return Linked Nts., 8.52%,
1/17/06 (linked to Egyptian Treasury Bills) 8 [EGP]                                      50,610,000          8,571,190
Egypt (The Arab Republic of) Total Return Linked Nts., 9.63%,
3/9/06 (linked to Egyptian Treasury Bills) 8 [EGP]                                       36,390,000          6,080,794
European Investment Bank, Russian Federation Credit Linked Nts.,
5.65%, 1/19/10                                                                            8,475,000          6,729,998
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                               10,300,162          7,800,313
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                  12,412,800         12,476,105
Moscow (City of) Credit Linked Nts., 10%, 3/30/10 [RUR]                                 304,373,000         12,027,042
OAO Gazprom I Credit Nts., 6.201%, 10/20/07                                               1,435,000          1,570,854
OAO Gazprom II Credit Nts., 5.951%, 4/20/07                                               1,435,000          1,544,270
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 [PHP]                        319,400,000          6,001,406
Philippines (Republic of) Credit Linked Nts., 12.375%, 11/1/09 [PHP]                    596,990,000         11,188,106
Philippines (Republic of) Credit Linked Nts., 12.375%, 3/1/15 [PHP]                     109,790,000          2,012,713
Romania (The State of) 3 yr. Linked Nts., 12.25%, 10/15/07 [RON]                         22,740,000          9,095,078
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                           3,320,000          1,209,648
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                           5,640,000          2,054,945
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                          10,000,000          3,643,520
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                          9,118,650          3,449,626
Russian Federation Credit Linked Nts., 12/2/09 8 [RUR]                                  233,573,000          8,629,178


                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10 4,10                $      1,345,000   $      1,347,556
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11 4,10                     1,345,000          1,347,556
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11 4,10                       1,345,000          1,347,556
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12 4,10                     1,345,000          1,347,556
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12 4,10                       1,345,000          1,347,556
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                          27,990,000          5,572,476
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 4 [UAH]                          13,256,000          2,323,081
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 4 [UAH]                        46,272,000          8,109,053
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                          20,689,000          4,274,204
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                          3,228,000            753,869
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                         11,438,000          2,671,237
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                27,980,000          5,570,486
Videocon International Ltd. Credit Linked Nts., 5.73%, 12/29/09                           7,300,000          7,312,410
----------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 4 [UAH]                                                                 64,285,000         14,949,696
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 8 [BRR]                  51,226,300          6,947,340
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13 8 [BRR]                  75,340,000         12,124,548
Brazil (Federal Republic of) Credit Linked Nts., 13.85%, 4/1/10 8 [BRR]                 129,150,391         31,045,433
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15 8 [BRR]                 138,200,796         18,742,871
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.55%, 1/2/15 8            114,770,000         15,565,173
[BRR]
Colombia (Republic of) Credit Linked Bonds, 13.50%, 8/3/20 [COP]                    132,560,000,000         16,118,383
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 8 [PEN]                             40,860,000          5,245,920
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                 3,850,000          3,858,201
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/8/10
(linked to Romanian Treasury Bills) [RON]                                                10,726,400          3,891,150
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkey Treasury Bills)                                                        13,040,000         16,631,216
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Total Return Linked Nts., 6.50%, 3/8/10
(linked to Romanian Treasury Bills) [RON]                                                30,904,100         10,531,163
Romania (The State of) Total Return Linked Nts., 6.75%, 3/10/08
(linked to Romanian Treasury Bills) [RON]                                                36,650,000         12,565,671
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                 3,105,000          1,082,689
Romania (The State of) Total Return Linked Nts., 7.50%, 3/5/07
(linked to Romanian Treasury Bills) [RON]                                                 5,155,000          1,803,043
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                 3,101,000          1,083,570
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                 7,453,000          2,604,273
Romania (The State of) Total Return Linked Nts., 7.90%, 2/11/08
(linked to Romanian Treasury Bills) [RON]                                                24,895,500          8,846,125


                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%, 1/2/14 [BRR]                  40,700,000   $     17,681,925
Philippines (Republic of) Credit Linked Nts., 8.652%, 9/20/15 3                          30,000,000         30,000,000
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                               3,850,000          4,192,650
----------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                56,205,300         13,923,883
OAO Gazprom III Credit Nts., 5.88%, 7/5/06                                                3,590,000          3,719,113
                                                                                                      ----------------
Total Structured Notes (Cost $936,281,074)                                                                 992,918,490

                                                                       STRIKE              NOTIONAL
                                                           DATE         PRICE                AMOUNT
----------------------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.1%
----------------------------------------------------------------------------------------------------------------------
Australian Dollar Call 9                                 2/9/06          5.67AUD   $     81,810,000            146,494
----------------------------------------------------------------------------------------------------------------------
Brazilian Real Call 9                                   10/3/05         16.50BRR         55,510,000                262
----------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 9                              10/11/05          9.40MXN        560,400,000            593,333
----------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 9                              11/10/05          9.02MXN        478,300,000            336,422
----------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 9                               12/2/05          9.42MXN      1,117,400,000          2,016,925
----------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 9                               12/8/05          9.23MXN        480,400,000            558,033
----------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 9                              12/27/05          9.32MXN        485,160,000            697,441
                                                                                                             ---------
Total Swaptions Purchased (Cost $4,061,677)                                                                  4,348,910

                                                                                          PRINCIPAL
                                                                                             AMOUNT
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.4%
----------------------------------------------------------------------------------------------------------------------
Undivided interest of 30.56% in joint repurchase agreement (Principal
Amount/Value $400,132,000, with a maturity value of $400,240,369) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 3.25%, dated 9/30/05, to be repurchased at $122,333,123 on 10/3/05, collateralized by U.S. Treasury Bonds,
7.50%--8.875%, 11/15/16--11/15/21, with a value of $408,618,137
(Cost $122,300,000)                                                                $    122,300,000        122,300,000
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $3,343,276,046)                                            3,440,237,586

----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.0%
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.0%
Whitehawk CDO Funding Corp., 3.94%, 12/15/05 11                                           2,000,000          2,000,000
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
Undivided interest of 0.46% in joint repurchase agreement (Principal
Amount/Value $3,300,000,000, with a maturity value of $3,301,064,250) with
Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $15,038,089 on
10/3/05, collateralized by U.S. Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35,
with a value of $3,366,000,000 11                                                        15,033,241         15,033,241


                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL             VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 4.35% in joint repurchase agreement (Principal
Amount/Value $460,000,000 with a maturity value of $460,149,500) with BNP
Paribas Securities Corp., 3.90%, dated 9/30/05, to be repurchased at $20,006,500 on 10/3/05, collateralized by U.S. Agency Mortgages, 3.33%--7.50%,
9/1/08--9/1/44, with a value of $469,200,000 11                                    $     20,000,000   $     20,000,000
                                                                                                      ----------------

Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $37,033,241)                                                                                   37,033,241

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,380,309,287)                                              97.9%     3,477,270,827
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 2.1         74,967,503
                                                                                   -----------------------------------
NET ASSETS                                                                                    100.0%  $  3,552,238,330
                                                                                   ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    Argentine Peso

AUD    Australian Dollar

BRR    Brazilian Real

COP    Colombian Peso

DOP    Dominican Republic Peso

EGP    Egyptian Pounds

EUR    Euro

GBP    British Pound Sterling

HUF    Hungarian Forint

ILS    Israeli Shekel

JPY    Japanese Yen

MXN    Mexican Nuevo Peso

MYR    Malaysian Ringgit

NZD    New Zealand Dollar

PEN    Peruvian New Sol

PHP    Philippines Peso

PLZ    Polish Zloty

RON    Romanian Leu

RUR    Russian Ruble

TRY    New Turkish Lira

UAH    Ukraine Hryvnia

ZAR    South African Rand

1. Partial or fully-loaned security. See Note 14 of Notes to Financial
Statements.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $9,939,070. See Note 6 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $123,715,377, which represents 3.48% of the Fund's net assets, none of which is considered restricted. In addition, the Fund held restricted currency with a value of $1,284,296, which represents 0.04% of the Fund's net assets. See Note 13 of Notes to Financial Statements.

5. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $69,968,248 or 1.97% of the Fund's net assets as of September 30, 2005.

7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Non-income producing security.

10. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See Note 1 of Notes to Financial Statements.

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 14 of Notes to Financial Statements.


                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS (UNAUDITED)                             VALUE     PERCENT
------------------------------------------------------------------------------
Japan                                             $   343,212,218         9.9%
Brazil                                                324,887,232         9.3
United States                                         273,336,682         7.9
Turkey                                                216,301,815         6.2
United Kingdom                                        189,897,943         5.5
Germany                                               183,393,568         5.3
Russia                                                180,672,154         5.2
Peru                                                  149,660,866         4.3
Colombia                                              136,893,602         3.9
Mexico                                                134,346,944         3.9
France                                                121,162,643         3.5
Argentina                                              93,204,534         2.7
Ukraine                                                85,568,759         2.5
Egypt                                                  80,230,751         2.3
Australia                                              70,140,658         2.0
Dominican Republic                                     69,492,968         2.0
Philippines                                            66,452,895         1.9
Italy                                                  63,898,842         1.8
Romania                                                61,860,501         1.8
Portugal                                               61,640,955         1.8
South Africa                                           56,070,975         1.6
Israel                                                 54,323,552         1.6
Finland                                                49,114,329         1.4
Malaysia                                               41,986,360         1.2
Venezuela                                              35,228,957         1.0
New Zealand                                            33,371,061         0.9
Poland                                                 33,361,656         0.9
Austria                                                33,055,741         0.9
Ireland                                                31,833,140         0.9
Greece                                                 30,112,863         0.9
Spain                                                  28,966,764         0.8
The Netherlands                                        27,591,153         0.8
Indonesia                                              23,768,717         0.7
Panama                                                 20,167,050         0.6
Supranational                                          17,780,057         0.5
Hungary                                                 9,240,000         0.3
Belgium                                                 8,695,437         0.2
Luxembourg                                              7,410,430         0.2
India                                                   7,312,410         0.2
Chile                                                   3,990,000         0.1
Swaziland                                               3,858,201         0.1
Bulgaria                                                3,728,638         0.1
Algeria                                                 2,330,474         0.1
China                                                   2,303,618         0.1
Guatemala                                               2,196,581         0.1
Nigeria                                                 1,894,858         0.1
El Salvador                                             1,321,275         0.0
                                                  ----------------------------
Total                                             $ 3,477,270,827       100.0%
                                                  ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $119,714,105)
(cost $3,380,309,287)--see accompanying statement of investments          $ 3,477,270,827
-----------------------------------------------------------------------------------------
Cash                                                                           11,180,383
-----------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,301,399)                                      1,284,296
-----------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                          48,877,902
-----------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                      34,046,740
-----------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                     39,251,330
Shares of beneficial interest sold                                             29,264,614
Investments sold on a when-issued basis or forward commitment                  21,115,788
Futures margins                                                                   158,689
Other                                                                              24,566
                                                                          ---------------
Total assets                                                                3,662,475,135

-----------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $251,576)                          333,827
-----------------------------------------------------------------------------------------
Return of collateral for securities loaned                                     37,033,241
-----------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                          10,355,465
-----------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                       4,334,370
-----------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $30,601,442 purchased on a when-issued
basis or forward commitment)                                                   43,322,342
Shares of beneficial interest redeemed                                          9,349,327
Distribution and service plan fees                                              2,010,853
Dividends                                                                       1,998,576
Transfer and shareholder servicing agent fees                                     474,427
Closed foreign currency contracts                                                 409,319
Shareholder communications                                                        154,783
Trustees' compensation                                                             30,810
Other                                                                             429,465
                                                                          ---------------
Total liabilities                                                             110,236,805

-----------------------------------------------------------------------------------------
NET ASSETS                                                                $ 3,552,238,330
                                                                          ===============


                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                $       591,294
-----------------------------------------------------------------------------------------
Additional paid-in capital                                                  3,310,789,486
-----------------------------------------------------------------------------------------
Accumulated net investment income                                              63,991,108
-----------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions                                                                   14,591,260
-----------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                             162,275,182
                                                                          ---------------
NET ASSETS                                                                $ 3,552,238,330
                                                                          ===============

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,683,900,318 and 446,413,842 shares of beneficial interest
outstanding)                                                              $          6.01
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                  $          6.31
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $224,381,020 and 37,445,175 shares of beneficial interest
outstanding)                                                              $          5.99
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $560,137,785 and 93,472,720 shares of beneficial interest
outstanding)                                                              $          5.99
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,533,080 and 7,758,366 shares of beneficial interest
outstanding)                                                              $          6.00
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $37,286,127 and 6,204,011 shares of beneficial
interest outstanding)                                                     $          6.01

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $575,418)                   $   124,369,306
------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $135,741)                        1,513,177
------------------------------------------------------------------------------------------
Portfolio lending fees                                                             58,192
------------------------------------------------------------------------------------------
Other income                                                                       13,172
                                                                          ----------------
Total investment income                                                       125,953,847

------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------
Management fees                                                                14,728,663
------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         4,743,046
Class B                                                                         2,010,229
Class C                                                                         3,999,630
Class N                                                                           152,875
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         2,940,595
Class B                                                                           488,057
Class C                                                                           590,173
Class N                                                                           102,667
Class Y                                                                            10,366
------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           279,418
Class B                                                                            65,458
Class C                                                                            59,116
Class N                                                                             5,577
Class Y                                                                             2,694
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                       802,893
------------------------------------------------------------------------------------------
Trustees' compensation                                                             42,887
------------------------------------------------------------------------------------------
Other                                                                             309,533
                                                                          ----------------
Total expenses                                                                 31,333,877
Less reduction to custodian expenses                                             (101,076)
Less waivers and reimbursements of expenses                                        (1,201)
                                                                          ----------------
Net expenses                                                                   31,231,600

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          94,722,247


                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                               $    84,303,182
Closing and expiration of option contracts written                              1,131,468
Closing and expiration of swaption contracts                                   (3,179,824)
Closing of futures contracts                                                   (6,784,387)
Foreign currency transactions                                                  45,434,906
Swap contracts                                                                (19,435,525)
                                                                          ----------------
Net realized gain                                                             101,469,820
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    92,879,718
Translation of assets and liabilities denominated in foreign                    2,312,874
currencies
Futures contracts                                                              (2,059,151)
Swaption contracts                                                                172,239
Swap contracts                                                                 32,164,086
                                                                          ----------------
Net change in unrealized appreciation                                         125,469,766

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $   321,661,833
                                                                          ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                        $    94,722,247    $    22,611,481
------------------------------------------------------------------------------------------------
Net realized gain                                                101,469,820         77,848,408
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            125,469,766         (2,233,848)
                                                             -----------------------------------
Net increase in net assets resulting from operations             321,661,833         98,226,041

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                         (119,863,500)       (35,086,382)
Class B                                                          (11,853,673)        (6,602,563)
Class C                                                          (21,678,102)        (6,093,022)
Class N                                                           (1,754,272)          (397,275)
Class Y                                                           (1,726,774)            (2,820)
------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                          (15,265,136)                --
Class B                                                           (1,931,153)                --
Class C                                                           (3,155,872)                --
Class N                                                             (225,580)                --
Class Y                                                             (218,918)                --

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                        1,399,327,451        713,652,173
Class B                                                           44,672,998         25,122,862
Class C                                                          305,107,070        136,111,001
Class N                                                           26,099,719         13,528,377
Class Y                                                           21,571,837         14,179,799

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase                                                 1,940,767,928        952,638,191
------------------------------------------------------------------------------------------------
Beginning of period                                            1,611,470,402        658,832,211
                                                             -----------------------------------
End of period (including accumulated net investment income
of $63,991,108 and $44,819,377, respectively)                $ 3,552,238,330    $ 1,611,470,402
                                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                    2005            2004              2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.63     $      5.33       $      4.38      $     3.95     $      4.19
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .23 1           .13               .20             .24             .30
Net realized and unrealized gain (loss)                   .62             .47               .95             .41            (.24)
                                                 -------------------------------------------------------------------------------
Total from investment operations                          .85             .60              1.15             .65             .06
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.41)           (.30)             (.20)           (.19)             --
Distributions from net realized gain                     (.06)             --                --              --              --
Tax return of capital distribution                         --              --                --            (.03)           (.30)
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.47)           (.30)             (.20)           (.22)           (.30)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       6.01     $      5.63       $      5.33      $     4.38     $      3.95
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      15.53%          11.56%            26.67%          16.78%           1.40%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  2,683,900     $ 1,177,628       $   429,283      $  181,456     $   118,733
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  1,925,344     $   811,608       $   285,391      $  134,912     $   117,000
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.85%           2.19%             3.94%           5.16%           7.10%
Total expenses                                           1.03%           1.13%             1.22%           1.37%           1.38%
Expenses after payments and waivers
and reduction to custodian expenses                      1.02%           1.13%             1.22%           1.37%           1.38%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    90%            133%              341%            372%            377%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    40 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS B      YEAR ENDED SEPTEMBER 30,                    2005            2004              2003            2002           2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.61     $      5.31       $      4.37      $     3.94     $     4.17
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .17 1           .08               .16             .21            .26
Net realized and unrealized gain (loss)                   .63             .47               .94             .40           (.22)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .80             .55              1.10             .61            .04
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.36)           (.25)             (.16)           (.15)            --
Distributions from net realized gain                     (.06)             --                --              --             --
Tax return of capital distribution                         --              --                --            (.03)          (.27)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.42)           (.25)             (.16)           (.18)          (.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.99     $      5.61       $      5.31      $     4.37     $     3.94
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      14.58%          10.66%            25.48%          15.90%          0.85%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    224,381     $   167,621       $   134,661      $  100,049     $   84,427
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    201,541     $   153,117       $   119,232      $   85,244     $   93,455
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    2.95%           1.40%             3.20%           4.41%          6.40%
Total expenses                                           1.89% 4         1.98% 4,5         2.03% 4         2.14% 4        2.14% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    90%            133%              341%            372%           377%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    41 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED SEPTEMBER 30,                    2005            2004              2003            2002           2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.61     $      5.31       $      4.37      $     3.94     $     4.17
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .18 1           .09               .16             .21            .26
Net realized and unrealized gain (loss)                   .63             .46               .94             .40           (.22)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .81             .55              1.10             .61            .04
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.37)           (.25)             (.16)           (.15)            --
Distributions from net realized gain                     (.06)             --                --              --             --
Tax return of capital distribution                         --              --                --            (.03)          (.27)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.43)           (.25)             (.16)           (.18)          (.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.99     $      5.61       $      5.31      $     4.37     $     3.94
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      14.70%          10.75%            25.48%          15.90%          0.85%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    560,138     $   233,311       $    90,248      $   38,865     $   25,221
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    401,401     $   170,796       $    63,198      $   28,635     $   27,125
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.10%           1.46%             3.15%           4.37%          6.39%
Total expenses                                           1.77% 4         1.88% 4,5         2.02% 4         2.14% 4        2.14% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    90%            133%              341%            372%           377%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    42 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS N      YEAR ENDED SEPTEMBER 30,                    2005            2004              2003            2002            2001 1
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.61     $      5.32       $      4.37      $     3.95     $      4.23
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .20 2           .12               .18             .21             .16
Net realized and unrealized gain (loss)                   .64             .45               .95             .42            (.28)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .84             .57              1.13             .63            (.12)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.39)           (.28)             (.18)           (.18)             --
Distributions from realized gain                         (.06)             --                --              --              --
Tax return of capital distribution                         --              --                --            (.03)           (.16)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.45)           (.28)             (.18)           (.21)           (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       6.00     $      5.61       $      5.32      $     4.37     $      3.95
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      15.27%          11.00%            26.31%          16.23%          (2.88)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $     46,533     $    18,641       $     4,640      $    1,280     $       109
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $     30,696     $    10,769       $     2,653      $      297     $        34
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.45%           1.83%             3.56%           4.87%           6.56%
Total expenses                                           1.47%           1.49%             1.57%           1.57%           1.39%
Expenses after payments and waivers and
reduction to custodian expenses                          1.46%           1.49%             1.57%           1.57%           1.39%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    90%            133%              341%            372%            377%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    43 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y      YEAR ENDED SEPTEMBER 30,                                                         2005               2004 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $         5.63     $         5.58
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                          .25 2               -- 3
Net realized and unrealized gain                                                               .63                .05
                                                                                    -----------------------------------
Total from investment operations                                                               .88                .05
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                          (.44)                --
Distributions from net realized gain                                                          (.06)                --
Tax return of capital distribution                                                              --                 --
                                                                                    -----------------------------------
Total dividends and/or distributions to shareholders                                          (.50)                --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $         6.01     $         5.63
                                                                                    ===================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                           15.96%              0.92%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                            $       37,286     $       14,268
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                   $       25,559     $        7,086
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                                         4.23%              4.84%
Total expenses                                                                                0.67%              1.17%
Expenses after payments and waivers and reduction to custodian expenses                       0.66%              1.17%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                         90%               133%

1. For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    44 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices.


                    45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 28.0% of the Fund's net assets and resulted in unrealized cumulative gains of $56,637,416.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $30,601,442 of securities issued on a when-issued basis or forward commitment and sold $21,115,788 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities.


                    46 | OPPENHEIMER INTERNATIONAL BOND FUND

Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $420,684, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily


                    47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                           NET UNREALIZED
                                                             APPRECIATION
                                                         BASED ON COST OF
                                                           SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED       ACCUMULATED   OTHER INVESTMENTS
      NET INVESTMENT      LONG-TERM              LOSS  FOR FEDERAL INCOME
      INCOME                   GAIN  CARRYFORWARD 1,2        TAX PURPOSES
      -------------------------------------------------------------------
      $  117,018,359  $  14,903,297             $  --      $  110,769,517

1. During the fiscal year ended September 30, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended September 30, 2004, the Fund utilized $3,556,158 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.


                    48 | OPPENHEIMER INTERNATIONAL BOND FUND

                               REDUCTION TO       REDUCTION TO
                                ACCUMULATED    ACCUMULATED NET
            INCREASE TO      NET INVESTMENT      REALIZED GAIN
            PAID-IN CAPITAL            LOSS   ON INVESTMENTS 3
            --------------------------------------------------
            $  1,622,965      $  81,325,805      $  82,948,770

3. $1,585,470, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 was as follows:

                                          YEAR ENDED      YEAR ENDED
                                      SEPT. 30, 2005  SEPT. 30, 2004
            --------------------------------------------------------
            Distributions paid from:
            Ordinary income           $  177,672,980   $  48,182,062

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities         $3,373,356,518
            Federal tax cost of other investments     (59,627,677)
                                                   ---------------
            Total federal tax cost                 $3,313,728,841
                                                   ===============

            Gross unrealized appreciation          $  163,461,133
            Gross unrealized depreciation             (52,691,616)
                                                   ---------------
            Net unrealized appreciation            $  110,769,517
                                                   ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                    49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          YEAR ENDED SEPTEMBER 30, 2005  YEAR ENDED SEPTEMBER 30, 2004 1
                                SHARES           AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                       290,795,021  $ 1,714,084,347    172,839,291  $    957,396,128
Dividends and/or
distributions reinvested    17,749,603      105,430,621      5,072,488        27,463,043
Redeemed                   (71,447,967)    (420,187,517)   (49,156,351)     (271,206,998)
                          ---------------------------------------------------------------
Net increase               237,096,657  $ 1,399,327,451    128,755,428  $    713,652,173
                          ===============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                        15,275,934  $    89,714,849     14,676,405  $     80,808,899
Dividends and/or
distributions reinvested     1,842,516       10,920,892        944,780         5,057,584
Redeemed                    (9,559,054)     (55,962,743)   (11,077,428)      (60,743,621)
                          ---------------------------------------------------------------
Net increase                 7,559,396  $    44,672,998      4,543,757  $     25,122,862
                          ===============================================================


                    50 | OPPENHEIMER INTERNATIONAL BOND FUND

                          YEAR ENDED SEPTEMBER 30, 2005  YEAR ENDED SEPTEMBER 30, 2004 1
                                SHARES           AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------
CLASS C
Sold                        59,355,223  $   348,932,998     30,576,433  $    168,801,488
Dividends and/or
distributions reinvested     2,925,804       17,330,636        830,062         4,457,967
Redeemed                   (10,417,683)     (61,156,564)    (6,789,922)      (37,148,454)
                          ---------------------------------------------------------------
Net increase                51,863,344  $   305,107,070     24,616,573  $    136,111,001
                          ===============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                         5,802,889  $    34,052,865      2,975,732  $     16,429,938
Dividends and/or
distributions reinvested       310,916        1,843,537         66,020           357,127
Redeemed                    (1,676,293)      (9,796,683)      (593,448)       (3,258,688)
                          ---------------------------------------------------------------
Net increase                 4,437,512  $    26,099,719      2,448,304  $     13,528,377
                          ===============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                         4,755,499  $    27,879,481      2,536,075  $     14,176,984
Dividends and/or
distributions reinvested       328,793        1,945,692            500             2,815
Redeemed                    (1,416,856)      (8,253,336)            --                --
                          ---------------------------------------------------------------
Net increase                 3,667,436  $    21,571,837      2,536,575  $     14,179,799
                          ===============================================================

1. For the year ended September 30, 2004, for Class A, B, C and N shares and for the period from September 27, 2004 (inception of offering) to September 30, 2004 for Class Y shares.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                      PURCHASES            SALES
----------------------------------------------------------------
Investment securities           $ 3,106,697,823  $ 1,739,262,495
U.S. government and government
agency obligations                  259,866,893      228,548,343

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2005, the Fund paid $3,901,101 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B, Class C and Class N shares were $8,934,389, $7,425,451 and $329,175, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------
September 30, 2005   $  1,626,798      $  54,701     $  368,223     $  143,287      $  73,709

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2005, OFS waived $1,201 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                              CONTRACT         VALUATION
                                EXPIRATION      AMOUNT             AS OF    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                 DATES      (000S)     SEPT.30, 2005  APPRECIATION  DEPRECIATION
----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP]        10/6/05-2/2/06     102,704ARP  $  35,274,494  $    174,389  $    343,715
Brazilian Real [BRR]      10/26/05-9/25/06     424,820BRR    219,299,375    35,528,555            --
Canadian Dollar [CAD]             10/21/05      38,280CAD     32,948,282       130,446            --
Chilean Peso [CLP]        10/6/05-12/22/05  12,345,000CLP     23,289,559       305,907            --
Indian Rupee [INR]       10/26/05-12/20/05   1,960,440INR     44,557,240       260,759            --
Indonesian Rupiah [IDR]             1/4/06  77,030,000IDR      7,478,641       191,034            --
Mexican Nuevo
Peso [MXN]               10/25/05-10/26/05     661,630MXN     61,247,499        89,681       112,992
Norwegian Krone [NOK]             10/24/05     192,390NOK     29,399,253            --       731,409
Philippines Peso [PHP]            10/26/05   1,873,300PHP     33,318,135       191,699            --
Russian Ruble [RUR]               10/27/05     302,480RUR     10,628,649       266,196            --
Slovakia Koruna [SKK]    11/14/05-12/21/05   1,524,670SKK     47,237,935            --     1,136,863
Swiss Franc [CHF]                 10/21/05     166,350CHF    128,741,309            --     1,864,494
Turkish Lira [TRY]        10/26/05-11/7/05     115,426TRY    102,285,820     2,783,629       260,124
                                                                          --------------------------
                                                                            39,922,295     4,449,597
                                                                          --------------------------
CONTRACTS TO SELL
Argentine Peso [ARP]               10/6/05      61,421ARP     21,114,699       248,970            --
Australian Dollar [AUD]            12/5/05      60,640AUD     46,109,730        43,381       911,147
British Pound
Sterling [GBP]             10/17/05-3/8/06      35,860GBP     63,214,315     1,535,464            --
Chinese Renminbi [CNY]            10/26/05     269,500CNY     33,331,275        53,673            --
Czech Koruna [CZK]                10/26/05     807,100CZK     32,792,647       683,090            --
Euro [EUR]                 10/17/05-3/8/06     228,315EUR    274,947,927     3,269,932            --
Japanese Yen [JPY]         10/26/05-3/8/06  19,428,000JPY    172,912,802     2,232,261            --
South African
Rand [ZAR]               10/11/05-11/15/05     222,795ZAR     34,942,780            --     2,772,308
Swedish Krone [SEK]               10/26/05     255,200SEK     32,966,434       367,117            --
Swiss Franc [CHF]                 10/26/05      42,260CHF     32,720,368       521,719            --
Turkish Lira [TRY]          11/1/05-2/8/06      87,322TRY     63,270,214            --     2,222,413
                                                                          --------------------------
                                                                             8,955,607     5,905,868
                                                                          --------------------------
Total unrealized appreciation and depreciation                            $ 48,877,902  $ 10,355,465
                                                                          ==========================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                    54 | OPPENHEIMER INTERNATIONAL BOND FUND

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                                            VALUATION AS OF      UNREALIZED
                                     EXPIRATION  NUMBER OF    SEPTEMBER 30,    APPRECIATION
CONTRACT DESCRIPTION                      DATES  CONTRACTS             2005  (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Amsterdam Exchange Index               10/21/05         58     $  5,626,080  $       94,959
CAC-40 10 Index                        10/21/05        315       17,418,605         315,607
Standard & Poor's ASX 200 Index        12/15/05         67        5,923,111         145,427
Standard & Poor's/MIB Index, 10 yr.    12/16/05         27        5,647,269          71,339
                                                                             ---------------
                                                                                    627,332
                                                                             ---------------
CONTRACTS TO SELL
CAC-40 10 Index                        10/21/05        256       14,156,072        (343,440)
DAX Index                              12/16/05        181       27,553,527        (830,300)
FTSE 100 Index                         12/16/05        190       18,379,692        (401,726)
Nikkei 225 Index                        12/8/05        161       19,231,501      (1,333,163)
Standard & Poor's 500 Index            12/15/05         18        5,554,350          17,708
                                                                             ---------------
                                                                                 (2,890,921)
                                                                             ---------------
                                                                             $   (2,263,589)
                                                                             ===============


                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 2005 was as follows:

                                            CALL OPTIONS               PUT OPTIONS
                           -----------------------------  -------------------------
                                PRINCIPAL/    PRINCIPAL/
                                 NUMBER OF     AMOUNT OF    NUMBER OF    AMOUNT OF
                                 CONTRACTS      PREMIUMS    CONTRACTS     PREMIUMS
-----------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004          14,995,007,110  $  1,096,886           --  $        --
Options written                     14,160        25,557   28,100,000       64,863
Options closed or expired  (14,995,021,270)   (1,122,443) (28,100,000)     (64,863)
                           --------------------------------------------------------
Options outstanding as of
September 30, 2005                      --  $         --           --  $        --
                           ========================================================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or


                    56 | OPPENHEIMER INTERNATIONAL BOND FUND decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Fund had entered into the following total return swap agreements:

                                                          RECEIVED
                                 PAID BY THE      RATES     BY THE      RATES
                                     FUND AT      AS OF    FUND AT      AS OF
SWAP                   NOTIONAL    SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  TERMINATION    UNREALIZED
COUNTERPARTY             AMOUNT         2005       2005       2005       2005        DATES  APPRECIATION
--------------------------------------------------------------------------------------------------------
Deutsche                           Six-Month
Bank AG             $16,760,000    BBA LIBOR    4.23063%      UDIS   3.586687%     5/13/15  $  1,805,649
--------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                   Six-Month
                     11,580,000    BBA LIBOR    4.23063       UDIS   3.586687      1/14/15     1,155,553
                                   Six-Month
                     11,580,000    BBA LIBOR    4.23063       UDIS   3.586687      1/20/15     1,177,464
                                                                                            ------------
                                                                                            $  4,138,666
                                                                                            ============

Index abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

UDIS        Mexican Indice Nacional de Precios al Consumidor

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


                    57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

As of September 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                                       RATE          RATE
                                                    PAID BY   RECEIVED BY
                                                THE FUND AT   THE FUND AT                                   UNREALIZED
SWAP                              NOTIONAL        SEPT. 30,     SEPT. 30,      FLOATING   TERMINATION     APPRECIATION
COUNTERPARTY                        AMOUNT             2005          2005    RATE INDEX         DATES   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets
Holdings, Inc.:
                                                                                 90-Day
                               333,000,000TWD        2.0200%       1.2820%         CPTW        3/4/09   $      (68,339)
                                                                              Six-Month
                                16,830,000PLZ        4.3500        5.5200          WIBO       3/24/10          338,051
                                                                              Six-Month
                                26,928,000PLZ        4.3500        5.5500          WIBO       3/24/10          550,869
                                                                            Three-Month
                            18,776,000,000KRW        3.9300        4.3400         KWCDC       2/17/10         (121,890)
                             5,900,000,000KRW        3.4900        4.5750         KWCDC       8/26/10              604
                                                                                 90-Day
                               333,000,000TWD        2.0200        1.2860          CPTW       3/23/09          (52,864)
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston,                                                                 Six-Month
Inc. (Nassau Branch)            46,785,000PLZ        4.9100        4.4800          WIBO        7/1/10         (100,547)
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston                                                                     28-Day
International                  112,580,000MXN       10.0300       10.0000      MXN TIIE        7/9/15          556,221
-----------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                                                                            Three-Month
                                32,500,000           4.8160        3.8338     BBA LIBOR        3/8/15         (262,200)
                                                                            Three-Month
                                23,710,000EUR        2.1340        3.8300       EURIBOR        3/8/15        2,006,899
                                                                              Six-Month
                                11,050,000           3.6600        5.2500         LIBOR       6/23/15          787,415
                                                                              Six-Month
                               500,000,000INR        4.8700        5.1083         MIFOR       3/22/09          412,763
                               454,000,000INR        4.8300        5.0079           IRS       1/14/09          342,797
                                                                                 90-Day
                               187,000,000TWD        2.5850        1.3600          CPTW       8/19/09         (148,281)


                    58 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                       RATE          RATE
                                                    PAID BY   RECEIVED BY
                                                THE FUND AT   THE FUND AT                                   UNREALIZED
SWAP                              NOTIONAL        SEPT. 30,     SEPT. 30,      FLOATING   TERMINATION     APPRECIATION
COUNTERPARTY                        AMOUNT             2005          2005    RATE INDEX         DATES   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Goldman
Sachs Capital
Markets LP:
                                94,500,000MXN        9.7350%      10.2900%     MXN TIIE       6/14/15   $      612,533
                                21,965,083BRR       18.2500       17.7200          BZDI        1/2/07          (91,495)
                               120,050,000MXN        9.6100       10.2200      MXN TIIE       1/30/15          720,776
                               187,935,994BRR       19.7300       17.1800          BZDI        1/2/08          130,741
                                38,987,000BRR       19.2000       18.1600          BZDI        1/2/08          389,742
                                55,700,000MXN        9.4900       10.0000      MXN TIIE       6/24/15          260,650
                                93,375,000MXN        9.4800       10.4300      MXN TIIE       5/29/15          682,310
                                93,375,000MXN        9.4800       10.3000      MXN TIIE        6/1/15          607,671
-----------------------------------------------------------------------------------------------------------------------
Goldman
Sachs Group,
Inc. (The):
                                48,030,000MXN        9.6250        9.4100      MXN TIIE       8/31/20           (4,455)
                               144,630,000MXN        9.6750        9.7400      MXN TIIE        1/5/10          409,671
                                61,200,000MXN        9.4950       10.8500      MXN TIIE        3/5/15          599,880
                                46,968,000BRR       18.6300       18.0000          BZDI        1/2/07         (77,250)
                                17,037,427BRR       18.2500       17.1700          BZDI        1/2/08          (41,721)
                                20,823,527BRR       18.2500       17.1700          BZDI        1/2/08          (50,992)
                               109,710,000MXN        9.7200       10.7000      MXN TIIE        5/8/15          986,593
                               100,000,000MXN        9.7200       10.7500      MXN TIIE        5/8/15          929,999
                               144,000,000MXN        9.6250        9.5100      MXN TIIE       8/26/25            3,397
                                96,930,000MXN        9.6750        9.5000      MXN TIIE       8/28/25           (6,060)
                               289,270,000MXN        9.6250        9.8400      MXN TIIE      12/31/09          917,796
-----------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                                                                              Six-Month
                             1,080,000,000HUF        6.6300        7.0000    LIBOR flat       7/14/08          104,501
                                                                              Six-Month
                                94,000,000EUR        2.1940        4.1060         LIBOR       10/8/14       11,472,730
                                                                                 28-Day
                               161,780,000MXN        9.6500       10.8800      MXN TIIE      11/16/14        1,618,262
                                                                            Three-Month
                                66,000,000ZAR        6.9430        9.7800    LIBOR flat       2/20/11          823,353
                                                                            Three-Month
                                66,000,000ZAR        6.9430        9.6800    LIBOR flat       2/18/11          779,396
                               114,500,000MXN        9.5100        9.7600      MXN TIIE       8/17/15          394,554


                    59 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                       RATE          RATE
                                                    PAID BY   RECEIVED BY
                                                THE FUND AT   THE FUND AT                                   UNREALIZED
SWAP                              NOTIONAL        SEPT. 30,     SEPT. 30,      FLOATING   TERMINATION     APPRECIATION
COUNTERPARTY                        AMOUNT             2005          2005    RATE INDEX         DATES   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                                                                              Six-Month
                                55,540,000PLZ        4.7400%       4.5300%         WIBO        7/5/10   $      (84,275)
                                                                                 28-Day
                               111,440,000MXN        9.6250        9.9900      MXN TIIE       7/19/15          524,055
                                                                              Six-Month
                                28,640,000GBP        4.5152        4.5200     BBA LIBOR       2/17/08           66,395
                                                                              Six-Month
                                 6,840,000GBP        4.5980        4.5152     BBA LIBOR       2/17/16          (19,917)
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                                24,054,685BRR       18.6800       16.8800          BZDI        1/2/08         (137,270)
                                                                            Three-Month
                               150,000,000ZAR        6.9500        7.8100          JIBA        2/4/10          (35,336)
                                                                            Three-Month
                                50,970,000ZAR        7.0000        8.1400          JIBA       5/18/10           79,356
                                41,775,000BRR       19.7200       17.5900          BZDI        1/2/07          (89,773)
                                                                                                        ---------------
                                                                                                        $   26,717,315
                                                                                                        ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real

EUR         Euro

GBP         British Pound Sterling

HUF         Hungarian Forint

KRW         South Korean Won

INR         Indian Rupee

MXN         Mexican Nuevo Peso

PLZ         Polish Zloty

TWD         New Taiwan Dollar

ZAR         South African Rand


                    60 | OPPENHEIMER INTERNATIONAL BOND FUND

Index abbreviations are as follows:

BBA LIBOR     British Bankers' Association London-Interbank Offered Rate

BZDI          Brazil Cetip Interbank Deposit Rate

CPTW          Bloomberg Taiwan Secondary Commercial Papers

EURIBOR       Euro Interbank Offered Rate

IRS           India Swap Composites

JIBA          South Africa Johannesburg Interbank Agreed Rate

KWCDC         South Korean Won

LIBOR         London-Interbank Offered Rate

MXN TIIE      Mexican Peso-Interbank Equilibrium Interest Rate

MIFOR         Mumbai Interbank Forward Offer Rate

WIBO          Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counter-party in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of September 30, 2005 is as follows:

                                                                     NOTIONAL
                                                                       AMOUNT        ANNUAL
                                                              RECEIVED BY THE      INTEREST
                                                                    FUND UPON     RATE PAID     UNREALIZED
COUNTERPARTY                REFERENCED DEBT OBLIGATION           CREDIT EVENT   BY THE FUND   DEPRECIATION
----------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Limited             Russian Federation
London, UK                  5% Step-up Bond                   $    33,430,000          1.09%  $    926,255
----------------------------------------------------------------------------------------------------------
JPMorgan Chase
New York, NY:
                            Kingdom of Jordan
                            6% Step-up Bond                           390,000          2.00          3,819
                            Russian Federation
                            2.50% Step-up Bond                        550,000          2.40         66,400
----------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                            Brazil 12.25% Global Bond               5,120,000          6.15        766,749
                            Republic of Turkey 11.875% Bond         1,660,000          3.15        105,298


                    61 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT SWAP CONTRACTS Continued

                                                                     NOTIONAL
                                                                       AMOUNT        ANNUAL
                                                              RECEIVED BY THE      INTEREST
                                                                    FUND UPON     RATE PAID      UNREALIZED
COUNTERPARTY                REFERENCED DEBT OBLIGATION           CREDIT EVENT   BY THE FUND    DEPRECIATION
-----------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                            Republic of Columbia
                            10.375% Bond                      $     1,980,000          3.70%  $     125,563
                            Turkey Government
                            11.875% International Bond              7,010,000          3.22         234,167
                            Ukrainian Government Bond               5,630,000          1.65           8,725
-----------------------------------------------------------------------------------------------------------
UBS AG,                     Federal Republic of Brazil
London Branch               12.25% Bond                             4,780,000          4.50         514,601
                                                                                              -------------
                                                                                              $   2,751,577
                                                                                              =============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of September 30, 2005 is as follows:

                                                                     NOTIONAL        ANNUAL
                                                                       AMOUNT      INTEREST
                                                                  PAID BY THE          RATE      UNREALIZED
                                                                    FUND UPON   RECEIVED BY    APPRECIATION
COUNTERPARTY                REFERENCED DEBT OBLIGATION           CREDIT EVENT      THE FUND   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Limited             Russian Federation
London, UK                  5% Step-up Bond                   $    58,500,000          0.70%  $      483,267
------------------------------------------------------------------------------------------------------------
Lehman Brothers             Republic of Turkey
Special Financing, Inc.     11.875% Bond                            3,645,000          1.87           80,723
------------------------------------------------------------------------------------------------------------
UBS AG,                     Federal Republic of Brazil
London Branch               12.25% Bond                            15,600,000          3.80        1,234,104
                                                                                              --------------
                                                                                               $   1,798,094
                                                                                              ==============

--------------------------------------------------------------------------------
11. FOREIGN EXCHANGE VOLATILITY SWAP CONTRACTS

The Fund may enter into a foreign exchange volatility swap transaction to hedge the direction of volatility in a particular currency, or for other non-speculative purposes. In foreign exchange volatility swaps, counterparties agree to buy or sell volatility at a specific volatility level over a fixed period. Payment is normally made on the basis of a currency amount per percentage point above or below the volatility strike level at


                    62 | OPPENHEIMER INTERNATIONAL BOND FUND maturity. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap. Foreign exchange volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Fund had entered into the following foreign exchange volatility swap agreements:

                                         NOTIONAL
                                        PRINCIPAL   EXPIRATION                 UNREALIZED
SWAP COUNTERPARTY   CURRENCY               AMOUNT         DATE    PRICE      DEPRECIATION
-----------------------------------------------------------------------------------------
Goldman Sachs       Mexican Nuevo
Group, Inc. (The)   Peso [MXN]      $  30,880,000     10/12/05   11.449MXN       $190,128

--------------------------------------------------------------------------------
12. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended September 30, 2005 was as follows:

                                            CALL SWAPTIONS                  PUT SWAPTIONS
                               ---------------------------    ---------------------------
                                    NOTIONAL     AMOUNT OF        NOTIONAL      AMOUNT OF
                                      AMOUNT      PREMIUMS          AMOUNT       PREMIUMS
-----------------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2004             $  50,550,000   $   500,195   $  62,395,000   $   291,178
Swaptions written                324,545,000     2,047,112      62,395,000       215,509
Swaptions closed or expired     (313,735,000)   (2,295,731)   (124,790,000)     (506,687)
                               ----------------------------------------------------------
Swaptions outstanding as of
September 30, 2005             $  61,360,000   $   251,576   $          --   $        --
                               ==========================================================

As of September 30, 2005, the Fund had entered into the following swaption contracts:

                                  NOTIONAL   EXPIRATION   STRIKE      PREMIUM       VALUE
SWAPTIONS                           AMOUNT         DATE    PRICE     RECEIVED  SEE NOTE 1
-----------------------------------------------------------------------------------------
U.S. Dollar                  $  61,360,000       2/9/06  $  4.74   $  251,576  $  333,827


                    63 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning currency is as follows:

                                                   VALUATION AS OF
                          ACQUISITION                SEPTEMBER 30,    UNREALIZED
CURRENCY                        DATES         COST            2005  DEPRECIATION
--------------------------------------------------------------------------------
Argentine Peso [ARP]  7/14/05-9/15/05  $ 1,301,399     $ 1,284,296      $ 17,103

--------------------------------------------------------------------------------
14. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $119,714,105. Collateral of $121,771,638 was received for the loans, of which $37,033,241 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
15. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-


                    64 | OPPENHEIMER INTERNATIONAL BOND FUND filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    65 | OPPENHEIMER INTERNATIONAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL BOND
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Bond Fund, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Bond Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 18, 2005


                    66 | OPPENHEIMER INTERNATIONAL BOND FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.1912, $0.1866, $0.1870, $0.1889 and
$0.1938 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 30, 2004, of which $0.0597 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the fiscal year ended September 30, 2005 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,281,949 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    67 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    68 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
THE FUND, LENGTH OF SERVICE,      TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
AGE                               CURRENTLY OVERSEEN

INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                          CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                                  UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking companies: Cherry Creek
Chairman (since 2003)             Mortgage Company (since 1991), Centennial State Mortgage Company (since
and Trustee (since 1999)          1994), and The El Paso Mortgage Company (since 1993); Chairman of the
Age: 68                           following private companies: Ambassador Media Corporation (since 1984) and
                                  Broadway Ventures (since 1984); Director of the following: Helmerich &
                                  Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                                  Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                  Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency)
                                  (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                  (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                   Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1995)              private equity funds) (until February 2001); Chairman, President and Chief
Age: 74                           Executive Officer of A.G. Edwards Capital, Inc. (until March 2000);
                                  Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and
                                  A.G. Edwards Trust Company (investment adviser) (until 2000); Vice
                                  Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice
                                  Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G.
                                  Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                  (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of Centennial Asset Management
Trustee (since 1998)              Corporation (December 1991-April 1999); President, Treasurer and Director
Age: 69                           of Centennial Capital Corporation (June 1989-April 1999); Chief Executive
                                  Officer and Director of MultiSource Services, Inc. (March 1996-April
                                  1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April
                                  1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 1999)              site) (since June 2000); Director of Genetic ID, Inc. (biotech company)
Age: 67                           (March 2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global
                                  Investment Management Industry Services Group (July 1994-June 1998).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director
Trustee (since 1995)              of Northwestern Energy Corp. (public utility corporation) (since November
Age: 63                           2004); Director of P.R. Pharmaceuticals (October 1999-October 2003);
                                  Director of Rocky Mountain Elk Foundation (non-profit organization)
                                  (February 1998-February 2003); Chairman and Director (until October 1996)
                                  and President and Chief Executive Officer (until October 1995) of the
                                  Manager; President, Chief Executive Officer and Director of the following:
                                  Oppenheimer Acquisition Corp.


                    69 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                    ("OAC") (parent holding company of the Manager), Shareholder Services,
Continued                         Inc. and Shareholder Financial Services, Inc. (until October 1995).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado Uplift (charitable organization) (since September
Trustee (since 1996)              1984). Mr. Freedman held several positions with the Manager and with
Age: 65                           subsidiary or affiliated companies of the Manager (until October 1994).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)              organization) (since February 2000); Director of The California Endowment
Age: 59                           (philanthropic organization) (since April 2002); Director of Community
                                  Hospital of Monterey Peninsula (since February 2002); Director American
                                  Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since October
                                  1991); President of ARCO Investment Management Company (February
                                  1991-April 2000); Member of the investment committees of The Rockefeller
                                  Foundation and The University of Michigan; Advisor at Credit Suisse First
                                  Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                  2005); Trustee of MassMutual Institutional Funds (investment company)
                                  (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of
                                  Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones International University (educational organization)
Trustee (since 2002)              (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 61                           Steele Street State Bank (commercial banking) (since August 2003);
                                  Director of Colorado UpLIFT (charitable organization) (since 1986);
                                  Trustee of the Gallagher Family Foundation (non-profit organization)
                                  (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                  Bancorp and formerly Colorado National Bank) (July 1996-April 1999);
                                  Director of Commercial Assets, Inc. (real estate investment trust)
                                  (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                  Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                  February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional
Trustee (since 2000)              Funds) (investment company) (since 1996) and MML Series Investment Fund
Age: 63                           (investment company) (since 1996), the Springfield Library and Museum
                                  Association (museums) (since 1995) and the Community Music School of
                                  Springfield (music school) (since 1996); Chairman and Trustee (since 2003)
                                  and Chairman of the Investment Committee (since 1994) of the Worcester
                                  Polytech Institute (private university); President and Treasurer of the
                                  SIS Funds (private charitable fund) (since January 1999); Chairman of SIS
                                  & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January
                                  1999-July 1999); Member of the Investment Committee of the Community
                                  Foundation of Western Massachusetts (1998-2003); and Executive Vice
                                  President of Peoples Heritage Financial Group, Inc. (commercial bank)
                                  (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.


                    70 | OPPENHEIMER INTERNATIONAL BOND FUND

------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                       STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A
                                  TRUSTEE FOR AN INDEFINITE TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR
                                  UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN
                                  INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND
                                  ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and
President and                     President (since September 2000) of the Manager; President and Director or
Principle Executive Officer       Trustee of other Oppenheimer funds; President and Director of OAC and of
(since 2001)                      Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
and Trustee                       Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
(since 2001)                      (subsidiary of the Manager) (since November 2001); Chairman and Director
Age: 56                           of Shareholder Services, Inc. and of Shareholder Financial Services,
                                  Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                  President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual
                                  Life Insurance Company (OAC's parent company) (since February 1997);
                                  Director of DLB Acquisition Corporation (holding company parent of Babson
                                  Capital Management LLC) (since June 1995); Member of the Investment
                                  Company Institute's Board of Governors (since October 3, 2003); Chief
                                  Operating Officer of the Manager (September 2000-June 2001); President and
                                  Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp)
                                  (June 1989-June 1998). Oversees 77 portfolios as a Trustee or Director and
                                  10 additional portfolios as an officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR
OF THE FUND                       MESSRS. STEINMETZ AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND
                                  WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES
                                  FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                                  REMOVAL.

ARTHUR P. STEINMETZ,              Senior Vice President of the Manager (since March 1993) and of HarbourView
Vice President                    Asset Management Corporation (since March 2000); an officer of 4
(since 2004)                      portfolios in the OppenheimerFunds complex.
Age: 47

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer          Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                      (since June 1983); Vice President and Director of Internal Audit of the
Age: 55                           Manager (1997-February 2004). An officer of 87 portfolios in the
                                  OppenheimerFunds complex.


                    71 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and                     Treasurer of the following: HarbourView Asset Management Corporation,
Principal Financial and           Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Accounting Officer                Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
(since 1999)                      Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
Age: 46                           March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                  (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                  2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                  OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary      March 2002) of the Manager; General Counsel and Director of the
(since 2001)                      Distributor (since December 2001); General Counsel of Centennial Asset
Age: 57                           Management Corporation (since December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset Management Corporation (since
                                  December 2001); Secretary and General Counsel of OAC (since November
                                  2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                  (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
                                  (since December 2001); Senior Vice President, General Counsel and Director
                                  of OFI Private Investments, Inc. and OFI Trust Company (since November
                                  2001); Vice President of OppenheimerFunds Legacy Program (since June
                                  2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002)
                                  and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November
                                  1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                    72 | OPPENHEIMER INTERNATIONAL BOND FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $27,000 in fiscal 2005 and $28,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: seed money audits.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant $6,667 in fiscal 2005 and no such fees in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: audit of the tax provision for certain structured instruments.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $21,167 in fiscal 2005 and no such fees in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005